Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Line Items]
Fair Value Measurement Inputs and Valuation Techniques
The valuation of the Private Warrants as of March 31, 2022 was determined using the Black-Scholes option pricing model using the following assumptions:

Expected term (in years)	4.3
Expected volatility	35%
Expected dividend yield	0%
Risk-free interest rate	2.43%
Fair value at valuation date	$3.39
The valuation of the Private Warrants as of December 31, 2021 was determined using the Black-Scholes option-pricing model using the following assumptions:

Expected term (in years)	4.6
Expected volatility	35%
Expected dividend yield	0%
Risk-free interest rate	1.20%
Fair value at valuation date	$3.51

Summary of assets and liabilities measured at fair value on a recurring basis

Liabilities	Fair Value	Level 1	Level 2	Level 3
Contingent consideration related to business acquisition	$200	$—	$—	$200
Private warrants	60,342	—	60,342	—

Total	$60,542	$—	$60,342	$200

The following table presents the fair value of the assets and liabilities measured at fair value on a recurring basis at December 31, 2021 (in thousands):

Liabilities	Fair Value	Level 1	Level 2	Level 3
Private warrants	$62,478	$—	$62,478	$—

Total	$62,478	$—	$62,478	$—

The following table presents the fair value of the assets and liabilities measured at fair value on a recurring basis at December 31, 2021 (in thousands):

Liabilities	Fair Value	Level 1	Level 2	Level 3
Private Warrants	$62,478	$—	$62,478	$—

Total	$62,478	$—	$62,478	$—

The following table presents the fair value of the assets and liabilities measured at fair value on a recurring basis at December 31, 2020 (in thousands):

Liabilities	Fair Value	Level 1	Level 2	Level 3
Interest rate swaps	$18,359	$—	$18,359	$—

Total	$18,359	$—	$18,359	$—

Summary of carrying amounts and estimated fair values of the financial instruments	The following table presents the carrying amounts, net of debt discount, and estimated fair values of the Company’s financial instruments that are not recorded at fair value on the condensed consolidated balance sheets (in thousands):

	March 31, 2022		December 31, 2021
Description	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Term B Loan, including current portion	$796,139	$791,018	$798,073	$799,000

The following table presents the carrying amounts, net of debt discount, and estimated fair values of the Company’s financial instruments that are not recorded at fair value on the consolidated balance sheets (in thousands):

	December 31, 2021		December 31, 2020
Description	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Term B Loan, including current portion	$798,073	$799,000	$—	$—
First Lien Term Loan, including current portion	—	—	1,333,366	1,332,433